Risk Report - Liquidity Risk Management (Detail: Text Values) - 12 months ended Dec. 31, 2019 £ in Billions, $ in Billions	GBP (£)	USD ($)
U.S. dollar [Member]
Liquidity Risk Management [Line Items]
Maximum short position in any time bucket (more than 1 year to more than 10 years) | $		$ 20
GBP [Member]
Liquidity Risk Management [Line Items]
Maximum short position in any time bucket (more than 1 year to more than 10 years) | £	£ 10